Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2019
Disclosure Of Commitments And Contingent Liabilities [Abstract]
Commitments and Contingent Liabilities

11. Commitments and contingent liabilities

The Parent Company has entered into exclusive license agreements with foreign licensees, such as GungHo Online Entertainment, Inc. and Electronics Extreme Ltd., etc. to provide exclusive license to distribute and sell online games and receives a certain portion of each licensee’s revenues (20-40%) as royalties.

In March 2016, the Parent Company and Shanghai The Dream Network Technology Co., Ltd. entered the agreements to grant them an exclusive right to develop mobile games and web games in China based on the contents of Ragnarok Online and distribute such games in China for five years.